Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Composition of Loan Portfolio [Table Text Block]
	% of Total Loans
	2015	2014
Residential real estate loans	38.22%	37.60%
Commercial real estate loans	28.90%	29.86%
Consumer loans	18.89%	18.42%
Commercial and industrial loans	13.99%	14.12%
	100.00%	100.00%